Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
14.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

14. INCOME TAXES (CONTINUED)

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiary in Hong Kong is subject to Hong Kong’s two-tiered profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, the Company’s subsidiary in Hong Kong may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company's subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax Law (the "EIT Law"), which was effective since January 1, 2008.

Pursuant to Caishui [2021] No. 12, Caishui [2022] No. 13, Caishui [2023] No. 6 and Caishui [2023] No. 12, for qualifying Small-Scale Enterprises (“SSE”), any part of their annual taxable income below RMB1 million is eligible for an 87.5% reduction from January 1, 2021 to December 31, 2022 and a 75% reduction from January 1, 2023 to December 31, 2027 with the reduced CIT rate of 20%. The part of annual taxable income between RMB1 million and RMB3 million are eligible for a 75% reduction from January 1, 2022 to December 31, 2027 with the reduced CIT rate of 20%.The Company’s PRC subsidiaries are generally subject to statutory income tax rate of 25% except for certain PRC subsidiaries that are taxed at a preferential tax rate of 20% when qualified as SSE.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive (loss)/income are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Current tax	6,742	19,420	16,016	2,195
Deferred tax	—	—	—	—
Total	6,742	19,420	16,016	2,195

The Group's loss/(income) before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
Non-PRC	(18,608)	102,245	71,026	9,731
PRC	(781,533)	(174,104)	249,389	34,166
Total	(800,141)	(71,859)	320,415	43,897

14.
INCOME TAXES (CONTINUED)

The reconciliation of the income tax expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
		(in thousands)
(Loss)/income before income tax	(800,141)	(71,859)	320,415	43,897
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(200,035)	(17,965)	80,104	10,974
Non-deductible expenses	65,366	78,409	31,696	4,342
FIN48 accrual and reversal	(102,468)	10,809	14,103	1,932
Non-taxable income	(79,893)	(40,492)	(35,209)	(4,823)
Statutory (expense)/income	(2,751)	10,017	(2,833)	(388)
Effect of preferential tax	(2)	268	(5)	(1)
Changes in valuation allowances	244,235	(34,680)	(88,274)	(12,093)
Effect of income tax rate difference in other jurisdictions	82,290	13,054	16,434	2,252
Income tax expenses	6,742	19,420	16,016	2,195

14.
INCOME TAXES (CONTINUED)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	305,392	354,839	48,613
Allowance for credit losses	1,759	2,710	371
Accrued expenses and other current liabilities	508	508	70
Government subsidies	22,500	25,861	3,543
Tax losses carried forward	2,907,178	2,813,116	385,395
Less: valuation allowances*	(2,928,993)	(2,840,719)	(389,177)
Total deferred tax assets, net	308,344	356,315	48,815
Deferred tax liabilities:
Operating lease right-of-use assets	(305,392)	(354,839)	(48,613)
Accelerated tax depreciation	(2,952)	(1,476)	(202)
Total deferred tax liabilities, net	(308,344)	(356,315)	(48,815)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized as of December 31, 2023 and 2024. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The tax losses in the PRC subsidiaries can be carried forward for five to ten years to offset future taxable income. As of December 31, 2024, the Group had tax loss of RMB11,252.5 million (US$1,541.6 million) in the PRC, which will expire between 2025 to 2029, if not utilized.

The unrecognized tax benefits of the Group as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	15,000	30,817	4,222
Additions	15,817	17,789	2,437
Decreases	—	—	—
Settlement	—	—	—
Balance at end of the year	30,817	48,606	6,659

As of December 31, 2023 and 2024, the Company had recorded unrecognized tax benefit of RMB30.8 million and RMB48.6 million (US$6.7 million), of which nil and RMB 9.4 million (US$1.3 million), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2023 and 2024, there were RMB30.8 million and RMB39.2 million (US$5.4 million) of unrecognized tax benefits that, if ultimately recognized, will impact the effective tax rate.

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. As of December 31, 2023 and 2024, the accumulated interest and penalties related to unrecognized tax benefits recorded by the Group was nil and RMB9.1 million (US$1.3 million), respectively.

14.
INCOME TAXES (CONTINUED)

As of December 31, 2024, the tax years ended December 31, 2021 through period ended December 31, 2024 remain open to examination by the PRC tax authorities.